BALANCE SHEETS (USD $)	Feb. 28, 2015	Aug. 31, 2014	Aug. 31, 2013
Current Assets:
Cash and cash equivalents	$ 42,596	$ 91,794
Inventory, lower of cost or market, principally first-in, first-out	183,845	580,607
Accounts receivable	736,868
Notes receivable	129,900
Other current Assets	14,733	27,963
Total Current Assets	1,107,942	700,364
Fixtures and Equipment, net of accumulated depreciation of $964 at February 28, 2015 and $413 at August 31, 2014	16,324	5,375
Ingredient Specifications, Branding, and Other Intangible Assets, net of accumulated amortization of $859,287 at February 28 2015, and zero at August 31, 2014	19,020,713	19,880,000	19,880,000
TOTAL ASSETS	20,144,979	20,585,739	19,880,000
Current Liabilities:
Accounts payable and accrued liabilities	152,062	218,330	14,055
Accounts payable - related parties	367,521	349,038	18,716
Notes payable - premium finance	14,733	15,932
Total Current Liabilities	534,316	583,300	32,771
12% Senior Secured Convertible Debenture	1,384,000	500,000
Total Liabilities	1,918,316	1,083,300	32,771
Shareholders' Equity:
Common Stock, $0.001 par value, 100,000,000 shares authorized 11,486,670 and 10,880,796 shares issued and outstanding at February 28, 2015 and August 31, 2014 respectively	11,487	10,881	9,770
Additional paid-in-capital	22,684,063	21,547,848	19,898,230
Accumulated (deficit)	(4,468,887)	(2,056,290)	(60,771)
Total Shareholders' Equity	18,226,663	19,502,439	19,847,229
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 20,144,979	$ 20,585,739	$ 19,880,000